Subsequent Events (Details) - USD ($) $ in Millions	5 Months Ended
	Dec. 31, 2018	Aug. 08, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents, period increase (decrease)	$ 30
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Forecast cash at completion of merger		$ 70
OvaScience [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired		20.00%
Millendo [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired		80.00%